Disposal group held for sale and disposal of subsidiaries - Schedule of Impact on Consolidated Statement of Cash Flows on Disposal of Subsidiary (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
ReNew Sun Waves Private Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents	₨ 5,196
Less: cash and cash equivalents disposed	(409)
Total	4,787
Climate Connect Digital Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents	4
Less: cash and cash equivalents disposed	(14)
Total	₨ (10)
Renew Solar Urja Private Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents		₨ 5,283
Less: cash and cash equivalents disposed		(1,229)
Total		4,054
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents		1,801
Less: cash and cash equivalents disposed		(114)
Total		₨ 1,687